Significant Accounting Policies - Reconciliation of Denominator of Each Net Loss Per Share (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock options [Member]
Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS	3,103,000	4,887,000	4,099,000
Additional shares outstanding were excluded from the calculation of diluted EPS	10,559,000	10,862,000	11,474,000
Warrant [Member]
Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS	11,559,000	14,732,000	12,521,000
Additional shares outstanding were excluded from the calculation of diluted EPS	14,095,000	10,922,000	13,133,000